Deposits	6 Months Ended
Apr. 30, 2021
Text Block [Abstract]
Deposits
10.	Deposits

					As at
	April 30, 2021						January 31 2021	October 31 2020
	Payable on demand (1)		Payable after notice (2)
($ millions)	Interest- bearing	Non-interest- bearing			Payable on a fixed date (3)	Total	Total	Total
Personal	$8,652	$9,962	$155,807		$72,240	$246,661	$249,509	$246,135
Business and government	165,188	32,646	48,352		222,892	469,078	476,334	464,619
Financial institutions	8,425	739	1,383		30,375	40,922	43,150	40,084
	$182,265	$43,347	$205,542	(4)	$325,507	$756,661	$768,993	$750,838
Recorded in:
Canada	$127,832	$24,792	$170,056		$216,319	$538,999	$551,464	$541,589
United States	41,871	37	6,699		27,721	76,328	68,442	60,747
United Kingdom	–	–	201		17,752	17,953	19,227	14,977
Mexico	–	5,574	7,081		12,455	25,110	24,782	25,294
Peru	4,866	46	5,482		4,185	14,579	17,098	17,694
Chile	3,326	6,610	155		13,261	23,352	23,928	23,592
Colombia	39	594	4,840		3,367	8,840	9,570	9,308
Other International	4,331	5,694	11,028		30,447	51,500	54,482	57,637
Total (5)	$182,265	$43,347	$205,542		$325,507	$756,661	$768,993	$750,838
(1)	Deposits payable on demand include all deposits for which we do not have the right to notice of withdrawal, generally chequing accounts.
(2)	Deposits payable after notice include all deposits for which we require notice of withdrawal, generally savings accounts.
(3)	All deposits that mature on a specified date, generally term deposits, guaranteed investments certificates and similar instruments.
(4)	Includes $160 (January 31, 2021 – $162; October 31, 2020 – $158) of non-interest-bearing deposits.
(5)
Deposits denominated in U.S. dollars amount to $226,259 (January 31, 2021 – $233,223; October 31, 2020 – $215,836), deposits denominated in Chilean pesos amount to $20,294 (January 31, 2021 – $21,050; October 31, 2020 – $21,099), deposits denominated in Mexican pesos amount to $22,675 (January 31, 2021 – $22,674; October 31, 2020 – $22,765) and deposits denominated in other foreign currencies amount to $77,384 (January 31, 2021 – $82,458; October 31, 2020 – $83,706).

The following table presents the maturity schedule for term deposits in Canada greater than $100,000
(1)
.

($ millions)	Within three months	Three to six months	Six to twelve months	One to five years	Over five years	Total
As at April 30, 2021	$34,164	$17,639	$35,906	$79,066	$16,570	$183,345
As at January 31, 2021	$41,497	$24,682	$31,143	$84,548	$16,341	$198,211
As at October 31, 2020	$38,739	$22,498	$30,850	$92,589	$18,072	$202,748
(1)	The majority of foreign term deposits are in excess of $100,000.